Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options:
Expected volatility, minimum (as a percent)	48.10%	48.00%	47.30%
Expected volatility, maximum (as a percent)	51.00%	49.20%
Minimum
Stock options:
Contractual term (in years)	9 years 11 months 1 day	10 years	9 years 6 months
Exercise multiple	2.2	2.2	2.2
Risk-free interest rate, minimum (per annum)	1.70%	2.70%	2.30%
Maximum
Stock options:
Contractual term (in years)		10 years	10 years
Expected volatility, maximum (as a percent)			53.50%
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate, maximum (per annum)	2.70%	2.90%	2.40%